Commitments and Contingencies - Schedule of Group's future minimum commitments under non-cancelable agreements (Detail) ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Future minimum commitments [Line Items]
Purchase commitments	¥ 269,882
Capital commitments	467
Total	270,349
Less than one year [Member]
Future minimum commitments [Line Items]
Purchase commitments	266,619
Capital commitments	467
Total	267,086
One to three years [Member]
Future minimum commitments [Line Items]
Purchase commitments	3,263
Total	¥ 3,263